UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09915
Eaton Vance New Jersey Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	November 30
Date of Reporting Period:	August 31, 2006

Item 1. Schedule of Investments

Eaton Vance New Jersey Municipal Income Trust                                                                       as of August 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 152.7%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 9.5%
$5,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$5,250,750
1,500	Salem County, Pollution Control Financing, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	1,600,545
		$6,851,295
Escrowed / Prerefunded — 5.7%
3,935	New Jersey Educational Facilities Authority, (Princeton University), Prerefunded to 7/1/10, 5.00%, 7/1/20	4,095,351
		$4,095,351
General Obligations — 5.1%
3,500	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	3,672,655
		$3,672,655
Hospital — 25.1%
100	Camden County, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	102,387
90	Camden County, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	91,387
100	Camden County, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	104,402
2,750	Camden County, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	2,944,260
1,035	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), 5.75%, 7/1/25	1,108,050
2,140	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/27	2,180,681
1,765	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	1,834,347
2,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	2,127,200
450	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	462,393
750	New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 6.50%, 7/1/21	832,957
2,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	2,123,480
1,450	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/20	1,598,045

$1,900	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth’s Hospital), 6.00%, 7/1/20	$1,963,745
600	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	664,272
		$18,137,606
Industrial Development Revenue — 9.7%
1,000	Gloucester County, Improvements Authority, (Waste Management, Inc.), (AMT), 7.00%, 12/1/29	1,082,350
3,000	Middlesex County, Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	3,228,960
1,000	New Jersey Economic Development Authority, (Anheuser-Busch), (AMT), 5.85%, 12/1/30	1,021,530
750	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	766,342
750	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	892,005
		$6,991,187
Insured-Education — 2.4%
1,600	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (University of Puerto Rico), (MBIA), Variable Rate, 7.735%, 7/1/33 (1)(2)	1,760,160
		$1,760,160
Insured-Electric Utilities — 1.8%
1,250	Vineland, (Electric Utility), (MBIA), (AMT), 5.25%, 5/15/26	1,300,825
		$1,300,825
Insured-Escrowed/Prerefunded — 4.9%
1,580	New Jersey Economic Development Authority, (FSA), Prerefunded to 5/1/09, Variable Rate, 7.275%, 5/1/17 (1)(2)	1,784,910
1,500	New Jersey Turnpike Authority, RITES, (MBIA), Prerefunded to 1/1/10, Variable Rate, 8.071%, 1/1/30 (1)(2)	1,772,580
		$3,557,490
Insured-Gas Utilities — 7.1%
5,000	New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (AMT), 4.90%, 10/1/40	5,110,550
		$5,110,550
Insured-General Obligations — 12.4%
850	Hudson County, Improvements Authority, (CIFG), 4.25%, 9/1/28 (3)	825,724
3,500	Irvington Township, (FSA), 0.00%, 7/15/24	1,582,770
5,500	Irvington Township, (FSA), 0.00%, 7/15/25	2,366,045
750	Madison Borough, Board of Education, (MBIA), 4.75%, 7/15/35	766,583

$1,531	Stafford Township, (MBIA), 3.00%, 7/1/30	$1,211,633
1,945	Washington Township, Board of Education, Gloucester County, (FSA), 5.25%, 1/1/28	2,232,296
		$8,985,051
Insured-Housing — 6.2%
3,390	New Jersey Housing and Mortgage Finance Agency, (FSA), (AMT), 5.05%, 5/1/34	3,423,425
810	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing, (FGIC), (AMT), 5.00%, 11/1/36	825,309
230	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing, (FSA), 5.75%, 5/1/25	240,083
		$4,488,817
Insured-Lease Revenue / Certificates of Participation — 1.0%
700	Gloucester County, Improvements Authority, (MBIA), 4.75%, 9/1/30	717,787
		$717,787
Insured-Special Tax Revenue — 14.7%
12,030	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/24	5,369,591
7,100	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/27	2,728,246
6,000	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/25 (4)	2,547,420
		$10,645,257
Insured-Transportation — 15.0%
1,000	Delaware River Port Authority, (FSA), 5.625%, 1/1/26	1,054,970
3,250	Delaware River Port Authority, (FSA), 5.75%, 1/1/26 (5)	3,444,383
9,230	New Jersey Transportation Trust Fund Authority, (AMBAC), 0.00%, 12/15/36	2,278,795
1,000	New Jersey Turnpike Authority, (FSA), 5.25%, 1/1/30	1,151,090
1,250	Newark, Housing Authority, (Newark Marine Terminal), (MBIA), Variable Rate, 6.496%, 1/1/37 (1)(2)	1,405,013
1,555	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	1,543,788
		$10,878,039
Insured-Water and Sewer — 7.2%
5,000	Rahway Valley, Sewerage Authority, (MBIA), 0.00%, 9/1/27	1,921,200
10,000	Rahway Valley, Sewerage Authority, (MBIA), 0.00%, 9/1/30	3,314,900
		$5,236,100

Nursing Home — 2.9%
$1,000	New Jersey Economic Development Authority, (Masonic Charity Foundation), 5.50%, 6/1/31	$1,063,370
960	New Jersey Economic Development Authority, (Victoria Health), 5.20%, 12/20/36 (1)	1,017,053
		$2,080,423
Other Revenue — 4.6%
7,200	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	469,944
6,100	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	209,108
950	Tobacco Settlement Financing Corp., 6.75%, 6/1/39	1,066,698
1,250	Tobacco Settlement Financing Corp., Variable Rate, 9.894%, 6/1/39 (1)(6)(7)	1,557,088
		$3,302,838
Private Education — 4.7%
3,250	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.25%, 7/1/32	3,373,435
		$3,373,435
Senior Living / Life Care — 2.4%
1,700	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	1,725,942
		$1,725,942
Special Tax Revenue — 5.4%
750	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	787,005
1,310	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	1,404,569
1,500	New Jersey Economic Development Authority, (Cigarette Tax), Variable Rate, 7.46%, 6/15/34 (1)(6)	1,696,395
		$3,887,969
Transportation — 4.9%
1,600	Port Authority of New York and New Jersey, Variable Rate, 8.523%, 3/1/28 (1)(2)	2,308,240
1,175	South Jersey, Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,217,664
		$3,525,904
Total Tax-Exempt Investments — 152.7% (identified cost $101,944,607)		$110,324,681
Other Assets, Less Liabilities — (0.1)%		$(85,198)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.6)%		$(38,012,496)
Net Assets Applicable to Common Shares — 100.0%		$72,226,987

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2006, 47.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 25.3% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of the securities is $13,301,439 or 18.4% of the Trust’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2006.
(3)	When-issued security.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(6)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2006.
(7)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

A summary of financial instruments at August 31, 2006 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/06	170 U.S. Treasury Bond	Short	$(18,720,527)	$(18,880,625)	$(160,098)

At August 31, 2006, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2006 as computed on a federal income tax basis, were as follows:

Aggregate cost	$101,920,112
Gross unrealized appreciation	$8,404,569
Gross unrealized depreciation	—
Net unrealized appreciation	$8,404,569

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Income Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	October 23, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	October 23, 2006